UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total shareholder's equity	Preferred shares	Ordinary shares		Additional paid-in capital		Statutory reserve	Retained earnings	Accumulated other comprehensive (loss)/gain	Non-controlling interests	Total
Balance at beginning at Dec. 31, 2023		$ 35,750,644		$ 2,556	[1]	$ 18,850,677	[1]	$ 4,508,366	$ 14,394,167	$ (2,005,122)
Balance at beginning at Dec. 31, 2023											$ (43,389)	$ 35,707,255
Balance at beginning (in shares) at Dec. 31, 2023	[1]			25,555,096
Increase (Decrease) in Stockholders' Equity
Net income (loss)		4,330,267							4,330,267		44,860	4,375,127
Appropriation of statutory reserve								48,785	(48,785)			50,000.00
Foreign currency translation adjustments		(828,730)								(828,730)		(828,730)
Balance at ending at Jun. 30, 2024		39,252,181		$ 2,556	[1]	18,850,677	[1]	4,557,151	18,675,649	(2,833,852)
Balance at ending at Jun. 30, 2024											1,471	39,253,652
Balance at ending (in shares) at Jun. 30, 2024	[1]			25,555,096
Balance at beginning at Dec. 31, 2023		35,750,644		$ 2,556	[1]	18,850,677	[1]	4,508,366	14,394,167	(2,005,122)
Balance at beginning at Dec. 31, 2023											(43,389)	35,707,255
Balance at beginning (in shares) at Dec. 31, 2023	[1]			25,555,096
Increase (Decrease) in Stockholders' Equity
Capitalization of PIPE financing costs												(2,900,000)
Balance at ending at Dec. 31, 2024		39,659,138	$ 29	$ 2,556	[1]	11,441,712		4,591,151	26,764,751	(3,141,061)		39,659,138
Balance at ending at Dec. 31, 2024											101,340	39,760,478
Balance at ending (in shares) at Dec. 31, 2024			290,000	25,555,096	[1]
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(11,293,895)							(11,293,895)		(65,232)	(11,359,127)
Stock-based compensation to individuals (In $)		2,134,783		$ 36	[1]	2,134,783						2,134,819
Stock-based compensation to individuals (in shares)	[1]			363,745
Share issuance to third-party companies (in $)		4,193,899		$ 63	[1]	4,193,899						4,193,962
Share issuance to third-party companies (in shares)	[1]			633,529
Appropriation of statutory reserve								20,136	(20,136)			20,000.00
Foreign currency translation adjustments		893,939								893,939		893,939
Balance at ending at Jun. 30, 2025		$ 35,587,963	$ 29	$ 2,655	[1]	$ 17,770,394		$ 4,611,287	$ 15,450,720	$ (2,247,122)		35,587,963
Balance at ending at Jun. 30, 2025											$ 36,108	$ 35,624,071
Balance at ending (in shares) at Jun. 30, 2025			290,000	26,552,370	[1]

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).